Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business combinations
Summary of goodwill calculation, total consideration amount and the net assets acquired

Total consideration amount	95,534
- Cash consideration amount	92,259
- Contingent and deferred consideration amount (Note 29)	3,275
Net assets acquired	(87,123)
Goodwill (Note 13)	8,411

The provisional fair values of identifiable assets and liabilities in accordance with IFRS 3 arising from the acquisition are as follows:

Cash and cash equivalents	5,556
Other current assets	5,737
Property, plant and equipment (Note 12)	103,933
Intangible assets (Note 13)	182,881
Other non-current assets	166
Borrowings	(151,892)
Trade and other payables	(7,879)
Due to related parties	(2,510)
Provisions	(37)
Employee benefit obligations	(77)
Deferred tax liabilities	(48,755)
Fair value of total identifiable net assets (100%)	87,123

3.    Business combinations (continued)

The details of cash outflow due to acquisition are as follows:

Total consideration - cash	92,259
Cash and cash equivalents - acquired	(5,556)
Cash outflow due to acquisition (net)	86,703